Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, assumptions and judgments that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and reported amounts of revenues and expenses during the period. Significant estimates include the (i) valuation of the liability classified warrants, (ii) provision for income taxes, (iii) convertible debt measured at fair value, (iv) unbilled clinical trial costs, and (v) stock-based compensation expense. Although actual results could differ from those estimates, such estimates are developed based on the best information available to management and management’s best judgments at the time.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, assumptions and judgments that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the period. Significant estimates include the (i) valuation of the liability classified warrants, (ii) prepaid forward purchase agreement derivative liability, (iii) provision for income taxes, (iv) convertible debt measured at fair value, (v) unbilled clinical trial costs, (vi) and stock-based compensation expense. Although actual results could differ from those estimates, such estimates are developed based on the best information available to management and management’s best judgments at the time.

Cash and Cash equivalents

Cash and cash equivalents

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. The company did not have any cash equivalents as of December 31, 2024 and 2023.

Concentrations of Credit Risk

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to a significant concentration of credit risk consist primarily of cash. Periodically, the Company may maintain deposits in financial institutions in excess of government insured limits. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

Concentrations of credit risk

Financial instruments that potentially subject the Company to a significant concentration of credit risk consist primarily of cash. Periodically, the Company may maintain deposits in financial institutions in excess of government insured limits. Any loss incurred or a lack of access to such funds could have a significant adverse impact on the Company’s financial condition, results of operations, and cash flows.

Accounts Receivable, net

Accounts Receivable, net

The need for a credit loss allowance is evaluated each reporting period based on the Company’s assessment of the credit worthiness of its customers or any other potential circumstances that could result in a credit loss. The Company uses an aging schedule method for estimating expected credit losses. As the Company just commenced commercial operations since July 1, 2024, with a limited customer base, the Company’s estimates are based on customer specific facts, until such time that the Company has developed sufficient collection history data in which to apply a portfolio-wide expected credit loss estimate based on an aging schedule (see Note 4).

Accounts Receivable

The need for a credit loss allowance is evaluated each reporting period based on the Company’s assessment of the credit worthiness of its customers or any other potential circumstances that could result in a credit loss. The Company initially estimates credit losses based on a portfolio-wide method using an aging schedule at the end of each reporting period. Any customer specific collections subsequent to the reporting period are then adjusted accordingly.

All outstanding accounts receivable customer balances at December 31, 2024 were fully paid subsequent to December 31, 2024. Accordingly, there is no reserve for a credit loss allowance provided as of December 31, 2024.

Income taxes

Income taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the consolidated financial statement carrying amounts and the tax bases of assets and liabilities using enacted tax rates expected to apply to taxable income in the periods in which such differences are expected to reverse. A valuation allowance is provided when the realization of net deferred tax assets is not deemed more likely than not.

The Company complies with the provisions of Accounting Standards Codification (“ASC”) 740, Income Taxes, which provides a comprehensive model for the recognition, measurement, and disclosure in consolidated financial statements of uncertain income tax positions that a company has taken or expects to take on a tax return. Under this guidance, a company can recognize the benefit of an income tax position only if it is more likely than not (greater than 50%) that the tax position will be sustained upon tax examination, based solely on the technical merits of the tax position; otherwise, no benefit can be recognized. The tax benefits recognized are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. Additionally, the Company accrues interest and related penalties, if applicable, on all tax exposures for which reserves have been established consistent with jurisdictional tax laws. Interest and penalties are classified as income tax expense in the consolidated financial statements.

Use of Derivative Instruments

Use of Derivative Instruments

The Company’s derivative instruments historically have consisted of financial instruments that arose as part of the Company’s ongoing efforts to raise capital to fund the Company’s operations. It is likely that ongoing efforts to raise capital in the future will result in additional derivative instruments to be issued as part of those efforts. The Company has not nor does it intend to utilize derivative instruments for risk management (i.e. hedging) or investing activities.

These derivative instruments have taken the form of warrants, convertible debt, and other financing arrangements such as a prepaid forward purchase option. The classification of these financial instruments as either a component of liabilities or equity is specific to the terms within each financial instrument agreement. and the application of U.S. GAAP. For those that are liability classified, the Company recognized changes in the fair value of each financial instruments as a “non-operating income / (expense)” component of the Statement of Operations and an adjustment to operating cash flows within the Statement of Cash Flows each reporting period.

The issuance of each derivative instrument is reported as a proceed in the financing section to the Statement of Cash Flows, while the ultimate settlement of each derivative instrument could be reported either as an adjustment to operating cash flows, paydown within financing cash flows, or a non-cash transaction depending on the settlement.

Fair value option of accounting

Fair value option of accounting

Generally, when financial instruments are first acquired that are not required to be recorded at fair value per U.S. GAAP, ASC 825, Financial Instruments allows an entity to elect the fair value option (“FVO”). The FVO may be elected on an instrument-by-instrument basis only at the time of acquisition and once elected is irrevocable. The FVO allows an entity to account for the entire financial instrument at fair value with subsequent changes in fair value recognized in earnings through the consolidated statements of operations at each reporting date. A financial instrument is generally eligible for the FVO if, amongst other factors, no part of the financial instrument is classified in stockholders’ equity.

Based on the eligibility assessment discussed above, the Company concluded that its convertible notes (see Note 8) were eligible for the FVO and accordingly elected the FVO for those debt instruments. This election was made because of operational efficiencies in valuing and reporting for these debt instruments at fair value in their entirety at each reporting date. The convertible notes contained certain embedded derivatives that otherwise would require bifurcation and separate accounting at fair value.

The convertible notes, inclusive of their respective accrued interest at the stated interest rates (collectively referred to as the “FVO debt instruments”) were initially recorded at fair value as liabilities on the consolidated balance sheets and subsequently re-measured at fair value at the end of each reporting period presented within the consolidated financial statements until they were settled in 2024. The changes in fair value of the FVO debt instruments are recorded in changes in fair value of convertible notes, included as a component of other income (expense), net, in the consolidated statements of operations.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The following provides a summary of those assets or liabilities for which the Company is required to measure at fair value either on a recurring basis, the valuation techniques and summary of inputs used to arrive at the measure of fair value. Changes in fair value of these assets or liabilities are recognized as a component of net income in the consolidated statements of operations. Changes in fair value of these assets or liabilities are considered unrealized gains or losses and therefore are classified as non-cash adjustments to reconcile net income to operating cash flows. Significant increases (decreases) in unobservable inputs used in fair value measurements could, in isolation, potentially result in a significantly lower or higher valuation for those assets or liabilities requiring recurring fair value measurements at each reporting date.

The Company uses a Black-Scholes option pricing model to estimate the fair value of liability classified warrants, using standard option pricing inputs such as the strike price of each warrant tranche, estimated volatility, time to maturity, and the risk-free interest rate. The risk-free interest rate is the U.S. Treasury rate at the date of issuance, and the time to maturity is based on the contractual life at the date of issuance, which is an interpolated value based on the remaining term of each individual instrument. The change in fair value of the liability classified warrants in each reporting period is recorded to the change in fair value of liability classified warrants in the consolidated statements of operations.

Fair value of financial instruments

The following provides a summary of those assets or liabilities for which the Company is required to measure at fair value either on a recurring basis, the valuation techniques and summary of inputs used to arrive at the measure of fair value. Changes in fair value of these assets or liabilities are recognized as a component of net income in the consolidated statements of operations. Changes in fair value of these assets or liabilities are considered unrealized gains or losses and therefore are classified as non-cash adjustments to reconcile net income to operating cash flows. Significant increases (decreases) in unobservable inputs used in fair value measurements could, in isolation, potentially result in a significantly lower or higher valuation for those assets or liabilities requiring recurring fair value measurements at each reporting date.

For each simulated path, the forward purchase value was calculated based on the contractual terms and then discounted at the term-matched risk-free rate. Finally, the value of the forward was calculated as the average present value over all simulated paths.

Investor D Convertible Notes. The convertible notes were recorded as liabilities and were recorded at fair value based on Level 3 measurements until they were fully settled in 2024. The estimated fair values of the convertible notes were each determined based on the aggregated, probability-weighted average of the outcomes of certain possible scenarios. The combined value of the probability-weighted average of those outcomes was then discounted back to each reporting period in which the convertible notes were outstanding, in each case, based on a risk-adjusted discount rate estimated based on the implied interest rate using the changes in observed interest rates of corporate rate debt that the Company believes was appropriate for those probability-adjusted cash flows. The change in fair value of the Investor D Convertible Notes each reporting period was recorded to the change in fair value of convertible notes in the consolidated statement of operations.

Liability Classified Warrants. The Company has entered into or assumed various financial instruments, in the form of warrant agreements, that require classification as liabilities. This classification requires that the Company measure the warrants at each fair value reporting period.

The Company uses a Black-Scholes option pricing model to fair value the warrants, using standard option pricing inputs such as the strike price of each warrant tranche, estimated volatility, time to maturity, and the risk-free interest rate. The risk-free interest rate is the U.S. Treasury rate at the date of issuance, and the time to maturity is based on the contractual life at the date of issuance, which is five years. The change in fair value of the liability classified warrants each reporting period is recorded to the change in fair value of warrants liability in the consolidated statements of operations.

Operating Current Assets and Current Liabilities. The estimated fair value of cash, accounts receivables, prepaid expenses, accounts payable and accrued expenses approximate their fair value because of the short-term nature of these instruments.

Classification of Derivative Gains and Losses on the Statement of Cash Flows. Changes in fair value related to the Company’s derivative financial instruments consisting of (i) liability classified warrants, (ii) convertible notes, and (iii) forward purchase agreements are classified in operating cash flows as adjustments to net income.

Revenue Recognition

Revenue Recognition

Overall

Under ASC Topic 606, the Company recognizes revenue when a customer obtains control of promised goods or services, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that the Company determines are within the scope of Topic 606, the Company evaluates the following criteria: (i) identify the contract with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) performance obligations are satisfied.

At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses whether the goods or services promised within each contract are distinct and, therefore, represent a separate performance obligation. Goods and services that are determined not to be distinct are combined with other promised goods and services until a distinct combined performance obligation is identified. The Company then allocates the transaction price to each performance obligation and recognizes the associated revenue when (or as) each performance obligation is satisfied. The estimate of the transaction price for each contract includes all variable consideration to which the Company expects to be entitled, subject to the constraint on variable consideration. The Company constrains revenue by giving consideration to factors that could otherwise lead to a probable reversal of revenue. Variable consideration is not constrained if the potential reversal of cumulative revenue recognized at the contract level is not significant.

The Company records any payments received from customers prior to the Company fulfilling its performance obligation(s) as contract obligations. Amounts expected to be recognized as revenue within the one year following the balance sheet date are classified as current contract obligations. Amounts not expected to be recognized as revenue within the one year following the balance sheet date are classified as contract obligations, net of current portion. See Note 3 – Revenue and Contract Obligations for further details.

Product Sales Revenue

The Company sells its products directly to end-user qualified customers using the Company’s own internal commercial/sales resources.

●	Timing of Revenue Recognition – During the brief history (commenced July 2024) of selling QUELIMMUNE, revenue has been recognized based on a freight-on-board destination (“FOB Destination”) requirement, except in limited cases where they are sold freight-on-board shipping point (“FOB Shipping Point”).
●	Chargebacks, Government Rebates and Discounts – During the brief history of selling QUELIMMUNE commercially, the Company has not agreed to chargebacks, government rebates or discounts.
●	Returns – Returns are specific to each order, but generally the Company allows for returns of any damaged or non-conforming product within 30 days of receipt of product. Given the (i) overall rate of product shipped that is defective/damaged, (ii) overall volume of sales to individual end-user customers, (iii) expected supply in the customer channel, and (iv) expected usage by customers, the Company does not anticipate that there will be significant risk of material product returns that require recognition.
●	Variable Consideration – There are currently no other variable consideration elements outside of those already disclosed in this footnote.
●	Transaction Price – Based on the above, as currently constructed, the Company’s transaction price is fixed, based on the agreed-upon price per each purchase order submitted by each customer. Milestone or up-front payments unique to the distributor were disclosed in Note 3 (also see Notes 11 and 15), and are not expected to be recognized as revenue, but merely returned as a result of a settlement to cease the relationship with the distributor.
●	Allocation of Consideration – Each sale of QUELIMMUNE is independent of any and all other sales. The entire transaction price for each QUELIMMUNE unit sold is allocated to that unit of QUELIMMUNE, and there are no allocations to services or other performance obligations, as there are no such services or other performance obligations that require the Company to allocate a portion of the transaction price.

The Company will continue to monitor all of the above as the Company continues to commercialize and increase its customer base, which could result in each distributor or end-user customer agreement having its own unique terms and conditions, that will potentially impact the timing and amount of revenue recognition pursuant to U.S. GAAP.

Revenue Recognition

Overall

Under ASC Topic 606, the Company recognizes revenue when a customer obtains control of promised goods or services, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that the Company determines are within the scope of Topic 606, the Company evaluates the following criteria: (i) identify the contract with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price, including variable consideration, if any; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) performance obligations are satisfied.

At contract inception, once the contract is determined to be within the scope of ASC 606, the Company assesses whether the goods or services promised within each contract are distinct and, therefore, represent a separate performance obligation. Goods and services that are determined not to be distinct are combined with other promised goods and services until a distinct combined performance obligation is identified. The Company then allocates the transaction price to each performance obligation and recognizes the associated revenue when (or as) each performance obligation is satisfied. The estimate of the transaction price for each contract includes all variable consideration to which the Company expects to be entitled, subject to the constraint on variable consideration. The Company constrains revenue by giving consideration to factors that could otherwise lead to a probable reversal of revenue. Variable consideration is not constrained if the potential reversal of cumulative revenue recognized at the contract level is not significant.

The Company records any payments received from customers prior to the Company fulfilling its performance obligation(s) as contract obligations. Amounts expected to be recognized as revenue within the one year following the balance sheet date are classified as current contract obligations. Amounts not expected to be recognized as revenue within the one year following the balance sheet date are classified as contract obligations, net of current portion. See Note 3 – Revenues and Contract Obligations for further details.

Product Sales Revenue

The Company has sold and intends to continue to sell its products either through a combination of distributor(s) and/or directly to end-user qualified customers through the Company’s own internal commercial/sales resources. The acting distributor during the year ended December 31, 2024 subsequently resold and was to continue to resell the products to present and future customers, until such time the Company terminated its agreement with the distributor (see Notes 3 and 13).

●	Timing of Revenue Recognition – During the brief history (commenced July 2024) of selling pediatric SCDs, revenue has been recognized based on a freight-on-board destination (“FOB Destination”) requirement.
●	Chargebacks, Government Rebates and Discounts – During the brief history of selling pediatric SCDs commercially, the Company has not agreed to chargebacks, government rebates or discounts.
●	Returns – Returns are specific to each order, but generally the Company allows for returns of any damaged or non-conforming product within 30 days of receipt of product. Given the (i) overall rate of product shipped that is defective/damaged, (ii) overall volume of sales to individual end-user customers, (iii) expected supply in the customer channel, and (iv) expected usage by customers, the Company does not anticipate that there will be significant risk of product returns overall.
●	Variable Consideration – based on the above and given the materiality of current sales (less than $0.1 million sold through the year ended December 31, 2024), the Company does not currently estimate a constraint on revenue recognized on product sales.
●	Transaction Price – based on the above, as currently constructed, the Company’s transaction price is fixed, based on the agreed-upon price per each purchase order submitted by each customer. Milestone or up-front payments unique to the distributor were disclosed in Note 3 (also see Note 13), and are not expected to be recognized as revenue, but were returned as a result of a settlement to cease the relationship with the distributor.
●	Allocation of Consideration – each sale of a pediatric SCD is independent of any and all other sales. The entire transaction price for each pediatric SCD is allocated to the sale of that pediatric SCD.

The Company will continue to monitor all of the above as the Company continues to commercialize and increase its customer base, which could result with each distributor or end-user customer agreement resulting in its own unique terms and conditions, that will potentially impact the timing and amount of revenue recognition pursuant to U.S. GAAP.

Cost of Goods Sold

Cost of Goods Sold

Prior to July 2024, the Company manufactured/assembled QUELIMMUNE and adult SCDs only for research oriented and/or clinical trial related activities. Inventory purchased prior to July 2024 was expensed as a period expense at the time of purchase as a research and development expense. Accordingly, all QUELIMMUNE units sold during the three months ended March 31, 2025 had no assigned value and the Company recognized no cost of goods sold.

As the Company procures inventory in the future, the Company will recognize the cost of materials to inventory. Use of inventory for QUELIMMUNE will be charged to cost of goods sold while inventory used for adult SCDs will be charged to research and development upon shipment.

Cost of Goods Sold

Prior to July 2024, the Company only manufactured/assembled pediatric or adult SCDs for research oriented and/or clinical trial related activities. Accordingly, as of and during the year ended December 31, 2024, all inventory on-hand or utilized had $0 carrying value, as it was expensed to research and development expense at the time of purchase. Accordingly, for pediatric SCDs sold during the year ended December 31, 2024, the Company recognized no cost of goods sold, as there was no carrying value attributed to those units sold. As the Company procures inventory in the future, the Company will place value on raw materials and component parts, as there is the potential that the raw materials could be used either for (i) commercial purposes (QUELIMMUNE sales) or (ii) research and development purposes (adult SCDs used in ongoing clinical trials).

Stock-based compensation

Stock-based compensation

In accordance with ASC Topic 718, Compensation – Stock Compensation, the Company recognizes compensation expense for all stock-based awards issued to employees based on the estimated grant-date fair value, which is recognized as expense on a graded vesting approach over the requisite service period. The Company has elected to recognize forfeitures as they occur. The fair value of stock options is determined using the Black-Scholes option-pricing model. The determination of fair value for stock options on the date of grant using an option-pricing model requires management to make certain assumptions including implied volatility, expected term, risk-free interest rate and expected dividends ($nil) in addition to the Company’s common stock valuation. The determination of fair value of restricted stock units is valued based on the value of the Company’s common stock on the grant date.

Research and development expenses

Research and development expenses

Expenditures made for research and development are charged to expense as incurred. External costs consist primarily of payments for laboratory supplies purchased in connection with the Company’s discovery and preclinical activities, and process development and clinical development activities. Internal costs consist primarily of employee-related costs, consultants fees and costs related to compliance with regulatory requirements.

The Company records expenses related to external research and development services based on services received and efforts expended pursuant to invoices and contracts with consultants that supply, conduct, and manage preclinical studies and clinical trials on its behalf.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an “emerging growth company”, as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). Under the JOBS Act, emerging growth companies can take advantage of an extended transition period for complying with new or revised accounting standards, delaying the adoption of these accounting standards until they would apply to private companies. The Company has elected to use this extended transition period for complying with certain new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it is (1) no longer an emerging growth company or (2) affirmatively and irrevocably opt out of the extended transition period provided in the JOBS Act.

Emerging growth company status

The Company is an “emerging growth company”, as defined in the Jumpstart Our Business Startups Act of 2012 (“JOBS Act”). Under the JOBS Act, emerging growth companies can take advantage of an extended transition period for complying with new or revised accounting standards, delaying the adoption of these accounting standards until they would apply to private companies. The Company has elected to use this extended transition period for complying with certain new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it is (1) no longer an emerging growth company or (2) affirmatively and irrevocably opt out of the extended transition period provided in the JOBS Act.

Net loss per share attributable to common stockholders

Net loss per share attributable to common stockholders

The Company’s basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding for the period. The diluted net loss per share attributable to common stockholders is computed by giving effect to all potential dilutive common stock equivalents outstanding for the period. The dilutive effect of these potential common shares is reflected in diluted earnings per share by application of the treasury stock method. See Note 16 for disclosures on exclusion of certain instruments which would be anti-dilutive in circumstances where the Company is reporting a net loss for that earnings period. Basic and diluted net loss per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities as certain outstanding warrants are considered participating securities. The Company’s participating securities do not have a contractual obligation to share in the Company’s losses. As such, the net loss was attributed entirely to common stockholders. As the Company has reported a net loss for the period presented, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders for this period.

Recently issued accounting standards

Recently issued accounting standards

Accounting Standards Update 2024-03 — In November 2024, the FASB issued ASU 2024-03 - Income Statement - Reporting Comprehensive Income – Expense Disaggregation (Subtopic 220-40): Disaggregation of Income Statement Expenses. ASU 2024-03 requires the disclosure of additional information related to certain costs and expenses, including amounts of inventory purchases, employee compensation, and depreciation and amortization included in each income statement line item. The ASU is effective for annual periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements and disclosures.

Accounting Standards Update 2023-09 — In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. ASU 2023-09 enhances the transparency and decision usefulness of income tax disclosures. The amendments in this update are effective for public business entities for annual periods beginning after December 15, 2024. Early adoption is permitted. The Company is currently assessing the impact of this guidance on its consolidated financial statements and disclosures, however the impact from the adoption of this guidance, if any, will not be reflected until the Company’s Annual Report to Form 10-K for the year-ended December 31, 2025, due to the Company’s net loss position and 100% valuation allowance for all deferred tax assets.

Recently adopted accounting standards

Accounting Standards Update 2023-07 - In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07 – Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The guidance is effective for fiscal years beginning after December 15, 2023, and for interim periods within fiscal years beginning after December 15, 2024. See Note 17 - Segment Reporting. The Company adopted this as of December 31, 2024, resulting in a dedicated segment reporting footnote with the requisite disclosures (see Note 17 - Segment Reporting).

Recently issued accounting standards not yet adopted

Recently issued accounting standards not yet adopted

Accounting Standards Update 2024-03 — In November 2024, the FASB issued ASU 2024-03 - Income Statement - Reporting Comprehensive Income – Expense Disaggregation (Subtopic 220-40): Disaggregation of Income Statement Expenses. ASU 2024-03 requires the disclosure of additional information related to certain costs and expenses, including amounts of inventory purchases, employee compensation, and depreciation and amortization included in each income statement line item. The ASU is effective for annual periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact of adopting this guidance on its consolidated financial statements and disclosures.

Accounting Standards Update 2023-09 — In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. ASU 2023-09 enhances the transparency and decision usefulness of income tax disclosures. The amendments in this update are effective for public business entities for annual periods beginning after December 15, 2024. Early adoption is permitted. The Company is currently assessing the impact of this guidance on its consolidated financial statements and disclosures.